Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 146,485	$ 28,002	$ 22,052	$ 31,235	$ 14,987	$ 13,512
Accounts receivable, net	71,832	74,135		43,939
Derivative financial instruments	20,513	13,281		8,376
Deferred income taxes		5,202		11,229
Other current assets	5,816	2,318		5,637
Total current assets	244,646	122,938		100,416
Oil and natural gas properties, full cost method:
Proved properties	2,551,524	2,083,015		1,379,885	881,106
Unproved properties not being amortized	127,971	117,195		96,515	92,847
Pipeline and gas gathering assets	63,667	58,136		43,271
Other fixed assets	21,840	16,948		10,869
Gross property and equipment	2,765,002	2,275,294		1,530,540
Less accumulated depreciation, depletion, amortization and impairment	1,008,597	896,785		720,647
Net property and equipment	1,756,405	1,378,509		809,893
Deferred income taxes	64,903	90,376		143,723
Derivative financial instruments	12,888	6,510		1,804
Deferred loan costs, net	31,666	23,457		10,353
Other assets, net	5,430	5,862		1,971
Total assets	2,115,938	1,627,652		1,068,160
Current liabilities:
Accounts payable	49,311	46,007		41,338
Undistributed revenue and royalties	31,565	26,844		10,664
Accrued capital expenditures	92,646	91,022		65,900
Accrued compensation and benefits	8,210	11,270		8,778
Derivative financial instruments	603	4,187		11,978
Accrued interest payable	26,193	20,112		1,542
Other current liabilities	15,498	14,919		10,043
Total current liabilities	224,026	214,361		150,243
Long-term debt	1,051,863	636,961		491,600
Derivative financial instruments	72	2,415		5,987
Asset retirement obligations	15,483	12,568		7,547
Other noncurrent liabilities	2,436	1,334		1,684
Total liabilities	1,293,880	867,639		657,061
Stockholders' equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized and zero issued at June 30, 2012 and December 31, 2011
Common stock, $0.01 par value, 450,000,000 shares authorized, and 128,296,239 and 127,617,391 issued, net of treasury, at June 30, 2012 and December 31, 2011, respectively	1,283	1,276
Additional paid-in capital	956,203	951,375
Accumulated deficit	(135,424)	(192,634)		(298,188)
Treasury stock, at cost, 7,609 common shares at June 30, 2012 and December 31, 2011	(4)	(4)
Total stockholders' equity	822,058	760,013		411,099	289,107	318,364
Total liabilities and stockholders' equity	$ 2,115,938	$ 1,627,652		$ 1,068,160